Goodwill and Intangible Assets - Schedule of Future Estimated Amortization Expense of Intangibles (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Mar. 31, 2017
Finite Lived Intangible Assets [Line Items]
Net Carrying Value	$ 4,123	$ 1,590
Purchased Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Remainder of 2018	85
2019	170
2020	170
2021	170
2022	170
Thereafter	740
Net Carrying Value	1,505
Capitalized Software [Member]
Finite Lived Intangible Assets [Line Items]
Remainder of 2018	537
2019	950
2020	699
2021	228
2022	204
Net Carrying Value	$ 2,618